CAPITAL - Risk-Based Capital (Details) $ in Thousands	Dec. 31, 2025 USD ($)	Dec. 31, 2024 USD ($)
Compliance with Regulatory Capital Requirements under Banking Regulations [Line Items]
Banking Regulation, Total Risk-Based Capital, Excess, Actual	$ 788,900
Banking Regulation, Risk-Based Information [Abstract]
Banking Regulation, Common Equity Tier One Risk-Based Capital, Actual	$ 1,798,266	$ 1,709,422
Banking Regulation, Common Equity Tier One Risk-Based Capital Ratio, Actual	0.1132	0.1216
Banking Regulation, Common Equity Tier One Risk-Based Capital, Capital Adequacy, Minimum	$ 1,112,325	$ 984,145
Common Equity Tier One Risk Based Capital Required For Capital Adequacy To Risk Weighted Assets	0.0700	0.0700
Banking Regulation, Tier One Risk-Based Capital [Abstract]
Banking Regulation, Tier One Risk-Based Capital, Actual	$ 1,843,672	$ 1,754,584
Banking Regulation, Tier One Risk-Based Capital Ratio, Actual	0.1160	0.1248
Banking Regulation, Tier One Risk-Based Capital, Capital Adequacy, Minimum	$ 1,350,681	$ 1,195,033
Banking Regulation, Tier One Risk-Based Capital Ratio, Capital Adequacy, Minimum	0.085	0.0850
Banking Regulation, Total Capital [Abstract]
Banking Regulation, Total Capital, Actual	$ 2,457,377	$ 2,057,877
Banking Regulation, Total Risk-Based Capital Ratio, Actual	0.1546	0.1464
Banking Regulation, Total Risk-Based Capital, Capital Adequacy, Minimum	$ 1,668,488	$ 1,476,218
Banking Regulation, Total Risk-Based Capital Ratio, Capital Adequacy, Minimum	0.1050	0.1050
Banking Regulation, Tier One Leverage Capital [Abstract]
Banking Regulation, Tier One Leverage Capital, Actual	$ 1,843,672	$ 1,754,584
Banking Regulation, Tier One Leverage Capital Ratio, Actual	0.0953	0.0998
Banking Regulation, Tier One Leverage Capital, Capital Adequacy, Minimum	$ 774,045	$ 702,969
Banking Regulation, Tier One Leverage Capital Ratio, Capital Adequacy, Minimum	0.0400	0.0400
Subsidiaries [Member]
Banking Regulation, Risk-Based Information [Abstract]
Banking Regulation, Common Equity Tier One Risk-Based Capital, Actual	$ 1,888,695	$ 1,751,512
Banking Regulation, Common Equity Tier One Risk-Based Capital Ratio, Actual	0.1190	0.1248
Banking Regulation, Common Equity Tier One Risk-Based Capital, Capital Adequacy, Minimum	$ 1,111,184	$ 982,565
Common Equity Tier One Risk Based Capital Required For Capital Adequacy To Risk Weighted Assets	0.0700	0.0700
Common Equity Tier One Risk Based Capital Required to be Well Capitalized To Risk Weighted Assets	$ 1,031,814	$ 912,382
Common Equity Tier One Risk Based Capital Required to be Well Capitalized To Risk Weighted Assets	6.50%	6.50%
Banking Regulation, Tier One Risk-Based Capital [Abstract]
Banking Regulation, Tier One Risk-Based Capital, Actual	$ 1,889,024	$ 1,752,054
Banking Regulation, Tier One Risk-Based Capital Ratio, Actual	0.1190	0.1248
Banking Regulation, Tier One Risk-Based Capital, Capital Adequacy, Minimum	$ 1,349,295	$ 1,193,114
Banking Regulation, Tier One Risk-Based Capital Ratio, Capital Adequacy, Minimum	0.0850	0.0850
Capital Required for Capital Adequacy to Risk Weighted Assets	$ 1,269,925	$ 1,122,931
Tier One Risk Based Capital Required For Capital Adequacy With Buffer To Risk Weighted Assets	0.0800	0.0800
Banking Regulation, Total Capital [Abstract]
Banking Regulation, Total Capital, Actual	$ 2,092,052	$ 1,912,456
Banking Regulation, Total Risk-Based Capital Ratio, Actual	0.1318	0.1362
Banking Regulation, Total Risk-Based Capital, Capital Adequacy, Minimum	$ 1,666,777	$ 1,473,847
Banking Regulation, Total Risk-Based Capital Ratio, Capital Adequacy, Minimum	0.1050	0.1050
Tier One Leverage Capital Required for Capital Adequacy to Average Assets	$ 1,587,406	$ 1,403,664
Banking Regulation, Total Risk-Based Capital Ratio, Well Capitalized, Minimum	0.1000	0.1000
Banking Regulation, Tier One Leverage Capital [Abstract]
Banking Regulation, Tier One Leverage Capital, Actual	$ 1,889,024	$ 1,752,054
Banking Regulation, Tier One Leverage Capital Ratio, Actual	0.0977	0.0997
Banking Regulation, Tier One Leverage Capital, Capital Adequacy, Minimum	$ 773,531	$ 702,666
Banking Regulation, Tier One Leverage Capital Ratio, Capital Adequacy, Minimum	0.0400	0.0400
Tier One Leverage Capital Required to be Well Capitalized to Average Assets	$ 966,914	$ 878,333
Banking Regulation, Tier One Leverage Capital Ratio, Well Capitalized, Minimum	0.0500	0.0500